Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	638,795,167.92	29,687
Yield Supplement Overcollateralization Amount 08/31/25	41,932,695.25	0
Receivables Balance 08/31/25	680,727,863.17	29,687
Principal Payments	28,858,090.07	1,328
Defaulted Receivables	1,214,051.66	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	39,449,291.16	0
Pool Balance at 09/30/25	611,206,430.28	28,317

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.73%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,562,870.23	404
Past Due 61-90 days	3,368,009.03	119
Past Due 91-120 days	627,016.61	26
Past Due 121+ days	0.00	0
Total	14,557,895.87	549

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	722,504.97
Aggregate Net Losses/(Gains) - September 2025	491,546.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.87%
Prior Net Losses/(Gains) Ratio	0.63%
Second Prior Net Losses/(Gains) Ratio	0.87%
Third Prior Net Losses/(Gains) Ratio	0.17%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.43%
Weighted Average Contract Rate, Yield Adjusted	10.91%
Weighted Average Remaining Term	48.28

Flow of Funds	$ Amount
Collections	33,871,585.95
Investment Earnings on Cash Accounts	26,567.62
Servicing Fee	(567,273.22)
Transfer to Collection Account	-
Available Funds	33,330,880.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,524,156.13
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders’ Second Priority Principal Distributable Amount	2,926,943.88
(6) Class C Interest	84,329.17
(7) Noteholders’ Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,967,774.08

Total Distributions of Available Funds	33,330,880.35

Servicing Fee	567,273.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	632,633,374.16
Principal Paid	27,588,737.64
Note Balance @ 10/15/25	605,044,636.52

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	27,460,151.28
Principal Paid	12,876,890.38
Note Balance @ 10/15/25	14,583,260.90
Note Factor @ 10/15/25	7.2916305%

Class A-2b
Note Balance @ 09/15/25	31,373,222.88
Principal Paid	14,711,847.26
Note Balance @ 10/15/25	16,661,375.62
Note Factor @ 10/15/25	7.2916305%

Class A-3
Note Balance @ 09/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	428,500,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-4
Note Balance @ 09/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	89,800,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	37,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	18,500,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,774,368.63
Total Principal Paid	27,588,737.64
Total Paid	30,363,106.27

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	125,401.36
Principal Paid	12,876,890.38
Total Paid to A-2a Holders	13,002,291.74

Class A-2b
SOFR Rate	4.37208%
Coupon	4.80208%
Interest Paid	125,547.27
Principal Paid	14,711,847.26
Total Paid to A-2b Holders	14,837,394.53

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2513744
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3880043
Total Distribution Amount	24.6393787

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6270068
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	64.3844519
Total A-2a Distribution Amount	65.0114587

A-2b Interest Distribution Amount	0.5494410
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	64.3844519
Total A-2b Distribution Amount	64.9338929

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	106.09
Noteholders’ Third Priority Principal Distributable Amount	670.57
Noteholders’ Principal Distributable Amount	223.34

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	3,080,896.88
Investment Earnings	10,526.10
Investment Earnings Paid	(10,526.10)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88